Investments in U.S. Residential Developments - Key Valuation Assumptions and Sensitivity (Details) - Investments in U.S. residential developments $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($) yr
Discount Rate Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 2.5% increase in risk variable, impact on investment | $	$ (10,647)	$ (4,144)
Reasonably possible 2.5% decrease in risk variable, impact on investment | $	$ 11,935	$ 4,568
Discount rate | Minimum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.080	0.080
Discount rate | Maximum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.200	0.200
Discount rate | Weighted average of inputs
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.166	0.149
Future cash flow | Minimum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	1	1
Future cash flow | Maximum
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	9	7
Future cash flow | Weighted average of inputs
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	6.1	4.5